Selected Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Apr. 29, 2017
Summary of Quarterly Financial Information

A summary of quarterly financial information for fiscal 2017 and fiscal 2016 is as follows:

Fiscal 2017 Quarterly Period Ended On	July 30, 2016	October 29, 2016	January 28, 2017	April 29, 2017	Fiscal Year 2017
Sales	$913,882	858,548	1,300,908	821,220	3,894,558
Gross profit	277,539	255,375	436,801	242,487	1,212,202

Net income (loss)	$(14,416)	(20,409)	70,276	(13,428)	22,023
Basic income (loss) per common share	$(0.20)	(0.29)	0.97	(0.19)	0.30
Diluted income (loss) per common share	$(0.20)	(0.29)	0.96	(0.19)	0.30

Fiscal 2016 Quarterly Period Ended On	August 1, 2015	October 31, 2015	January 30, 2016	April 30, 2016	Fiscal Year 2016
Sales	$978,559	894,654	1,413,947	876,684	4,163,844
Gross profit	300,098	269,786	491,655	265,758	1,327,297

Net income (loss) from continuing operations	(7,751)	(27,203)	80,262	(30,608)	14,700
Net loss from discontinued operations	(27,123)	(12,023)	—	—	(39,146)

Net income (loss)	$(34,874)	(39,226)	80,262	(30,608)	(24,446)
Basic income (loss) per common share:
Income (loss) from continuing operations	$(0.27)	(0.36)	1.04	(0.42)	0.05
Loss from discontinued operations	(0.41)	(0.16)	—	—	(0.54)

Basic income (loss) per common share	$(0.68)	(0.52)	1.04	(0.42)	(0.49)

Diluted income (loss) per common share:
Income (loss) from continuing operations	$(0.27)	(0.36)	1.04	(0.42)	0.05
Loss from discontinued operations	(0.41)	(0.16)	—	—	(0.54)

Diluted income (loss) per common share	$(0.68)	(0.52)	1.04	(0.42)	(0.49)